Note 10 - Loss Per Common Share (Details Textual) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	0	0